Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Excess stock compensation deductions related to the amount of tax deductions on restricted stock in excess of book compensation expense	$ 1,353,000
Increase in valuation allowance	1,685,000	$ 1,316,000
United Kingdom energy tax incentive benefit recognized	377,988	$ 636,661
Federal
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	27,258,000
State
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	25,646,000
Foreign
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 4,734,000